Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

As discussed in the Executive Compensation disclosures above, the Board and the Compensation Committee have implemented an executive compensation program designed to link a substantial portion of each executive’s realized compensation to the achievement of the Company’s performance objectives as well as to align realized compensation with changes in the value of stockholders’ investments. As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information regarding the compensation of our NEOs and the Company’s performance.

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR CEO(1) ($)	COMPENSATION ACTUALLY PAID TO CEO(2) ($)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NEOs(3) ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NEOs(4) ($)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON TOTAL SHAREHOLDER RETURN(5) ($)	NET INCOME(6) ($ IN THOUSANDS)
2022	$6,446,934	$4,487,072	$3,949,907	$2,915,517	$49.06	$75,665
2021	$7,269,429	$6,670,237	$4,372,101	$4,069,017	$68.93	$52,735

Named Executive Officers, Footnote [Text Block]	Represents the amounts reported for Mr. Ho, our Chief Executive Officer (CEO), in the “Total” column of the Summary Compensation Table in each applicable year.
PEO Total Compensation Amount	$ 6,446,934	$ 7,269,429
PEO Actually Paid Compensation Amount	$ 4,487,072	6,670,237
Adjustment To PEO Compensation, Footnote [Text Block]
(1)	Represents the amounts reported for Mr. Ho, our Chief Executive Officer (CEO), in the “Total” column of the Summary Compensation Table in each applicable year.
(2)	Represents the amount of “compensation actually paid” to Mr. Ho, as computed in accordance with SEC rules and does not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to the total compensation set forth in the Summary Compensation Table for each year. Equity values used in calculating the adjustments values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

JOHN HO	2022 ($)	2021 ($)
Summary Compensation Table Total	$6,446,934	$7,269,429
Less, value of “Stock Awards” reported in Summary Compensation Table	$(4,210,000)	$(3,861,783)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$2,605,000	$2,482,186
Plus, fair value as of the vesting date of equity awards granted and vested in the year	—	$780,405
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(512,088)	—
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	$157,226	—
Compensation Actually Paid to Mr. Ho	$4,487,072	$6,670,237

Non-PEO NEO Average Total Compensation Amount	$ 3,949,907	4,372,101
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,915,517	4,069,017
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)	Represents the average of the amounts reported for the NEOs as a group, excluding Mr. Ho as CEO, in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2022, Messrs. Forsum and Porter and (ii) for 2021, Mr. Forsum and Franco Tenerelli.
(4)	Represents the average amount of “compensation actually paid” to the NEOs as a group, excluding Mr. Ho as CEO, as computed in accordance with SEC rules and does not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to the total compensation set forth in the Summary Compensation Table for each year. Equity values used in calculating the adjustments values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
NON-CEO NEOs	2022 ($)	2021 ($)
Average Summary Compensation Table Total	$3,949,907	$4,372,101
Less, average value of “Stock Awards” reported in Summary Compensation Table	$(2,252,548)	$(1,926,074)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$1,393,798	$1,272,240
Plus, average fair value as of the vesting date of equity awards granted and vested in the year	—	$350,750
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(248,188)	—
Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	$72,548	—
Average Compensation Actually Paid to Non-CEO NEOs	$2,915,517	$4,069,017

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	COMPENSATION ACTUALLY PAID AND TSR
Compensation Actually Paid vs. Net Income [Text Block]	COMPENSATION ACTUALLY PAID AND NET INCOME
Total Shareholder Return Amount	$ 49.06	68.93
Net Income (Loss) Attributable to Parent	75,665	52,735
Adjustment to Compensation Amount	$ 1,393,798	$ 1,272,240
PEO Name	Mr. Ho	Mr. Ho
P E O Member Less Value Of Stock Awards Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,210,000)	$ (3,861,783)
P E O Member Plus Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,605,000	2,482,186
P E O Member Plus Fair Value As Of The Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	780,405
P E O Member Plus Less Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(512,088)	0
P E O Member Plus Less Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	157,226	0
Non P E O N E O Member Less Value Of Stock Awards Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,252,548)	(1,926,074)
Non P E O N E O Member Plus Fair Value As Of The Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	350,750
Non P E O N E O Member Plus Less Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(248,188)	0
Non P E O N E O Member Plus Less Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 72,548	$ 0